Gains (losses) from operating activities in the statement of income of expenses, included according to their nature	12 Months Ended
Dec. 31, 2022
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature

Note 21    Gains (losses) from operating activities in the statement of income of expenses, included according to their nature

21.1Revenue from operating activities customer activities

The Group derives revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines:

(a)	Geographic areas:

For the year ended December 31, 2022
	Specialty
	plant	Iodine and	Lithium and		Industrial		Total
Geographic areas	nutrition	derivatives	derivatives	Potassium	chemicals	Other	ThUS$
Chile	128,829	1,523	1,854	64,409	1,199	25,334	223,148
Latin America and the Caribbean	125,712	16,328	5,275	179,621	11,820	1,185	339,941
Europe	196,930	288,854	390,832	27,275	27,725	942	932,558
North America	489,327	141,683	151,152	71,711	59,402	912	914,187
Asia and Others	231,536	305,951	7,603,826	94,164	65,054	213	8,300,744
Total	1,172,334	754,339	8,152,939	437,180	165,200	28,586	10,710,578

For the year ended December 31, 2021
	Specialty
	plant	Iodine and	Lithium and		Industrial		Total
Geographic areas	nutrition	derivatives	derivatives	Potassium	chemicals	Other	ThUS$
Chile	136,523	1,538	901	50,573	4,125	25,988	219,648
Latin America and the Caribbean	88,990	10,198	4,905	214,304	7,367	523	326,287
Europa	179,744	173,329	75,674	33,948	18,662	1,408	482,765
North America	314,895	102,746	50,349	57,682	29,860	2,470	558,002
Asia and Others	188,663	150,120	804,292	60,085	71,997	456	1,275,613
Total	908,815	437,931	936,121	416,592	132,011	30,845	2,862,315

For the year ended December 31, 2020
	Specialty
	plant	Iodine and	Lithium and		Industrial		Total
Geographic areas	nutrition	derivatives	derivatives	Potassium	chemicals	Other	ThUS$
Chile	100,353	1,234	399	23,963	4,059	23,737	153,745
Latin America and the Caribbean	69,535	10,843	1,597	72,697	4,951	367	159,990
Europa	145,896	142,161	49,719	30,029	11,585	735	380,125
North America	246,737	90,292	25,558	39,432	23,963	1,588	427,570
Asia and Others	139,167	90,127	306,100	43,173	116,050	1,144	695,761
Total	701,688	334,657	383,373	209,294	160,608	27,571	1,817,191

(b)	Main product and service lines:

	For the period from January to December of the year
Products and Services	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	1,172,334	908,815	701,688
- Sodium Nitrates	21,294	24,829	18,291
- Potassium nitrate and sodium potassium nitrate	700,081	539,336	424,041
- Specialty Blends	285,027	234,369	163,033
- Other specialty fertilizers	165,932	110,281	96,323
Iodine and derivatives	754,339	437,931	334,657
Lithium and derivatives	8,152,939	936,121	383,373
Potassium	437,180	416,592	209,294
Industrial chemicals	165,200	132,011	160,608
Other	28,586	30,845	27,571
- Services	3,785	3,428	3,241
- Income from property leases	454	1,531	1,457
- Income from subleases on right-of-use assets	142	146	176
- Commodities	11,838	12,468	11,938
- Other ordinary income of Commercial Offices	12,367	13,272	10,759
Total	10,710,578	2,862,315	1,817,191

21.2Cost of sales

Cost of sales broken down by nature of expense:

	For the period from January
	to December of the year
Nature of expense	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(561,709)	(345,356)	(287,877)
Classes of employee benefit expenses	(308,744)	(211,771)	(178,956)
Depreciation expense	(218,714)	(195,678)	(182,314)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(6,549)	(5,963)	(5,814)
Amortization expense	(16,413)	(9,737)	(12,938)
Investment plan expenses	(18,293)	(15,059)	(14,286)
Provision for materials, spare parts and supplies	(7,099)	(505)	640
Contractors	(194,296)	(157,571)	(142,017)
Operating leases	(71,420)	(67,106)	(57,461)
Mining concessions	(14,585)	(7,325)	(6,645)
Operational transportation	(91,130)	(76,004)	(68,730)
Freight / product transportation costs	(94,727)	(77,353)	(52,156)
Purchase of products from third parties	(473,742)	(329,464)	(260,089)
Insurance	(43,323)	(21,869)	(17,657)
Corfo rights and other agreements	(3,272,897)	(247,604)	(74,418)
Export costs	(153,162)	(99,212)	(88,176)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,631)	(1,313)	(1,117)
Variation in gross inventory	631,156	85,709	102,446
Variation in inventory provision	(27,324)	5,038	7,244
Other	(27,351)	5,935	6,000
Total	(4,973,953)	(1,772,208)	(1,334,321)

21.3Other income

	For the period from January
	to December of the year
Other income	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	1,404	896	665
Fines charged to suppliers	593	83	267
Taxes recovered	1,646	1,811	1,487
Amounts recovered from insurance	86	293	14,861
Overestimate of provisions for third-party obligations	365	287	118
Sale of assets classified as properties, plant and equipment	246	311	1,626
Sale of mining rights	1,126	8,796	5,852
Easements, pipelines and roads	2,106	4,949	1,619
Refunds for mining patents and notarial expenses	20	198	85
Others	2,262	1,928	313
Total	9,854	19,552	26,893

21.4Administrative expenses

	For the period from January
	to December of the year
Administrative expenses	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Employee benefit expenses	(63,713)	(60,552)	(55,152)
Marketing costs	(5,661)	(2,415)	(2,377)
Amortization expenses	(126)	(118)	(91)
Entertainment expenses	(5,576)	(4,906)	(4,858)
Advisory services	(27,235)	(17,332)	(13,880)
Lease of buildings and facilities	(3,829)	(3,478)	(3,111)
Insurance	(3,011)	(3,901)	(3,478)
Office expenses	(8,596)	(6,363)	(6,204)
Contractors	(7,283)	(5,106)	(5,079)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(2,656)	(2,743)	(2,617)
Other expenses	(14,958)	(11,979)	(10,170)
Total	(142,644)	(118,893)	(107,017)

21.5Other expenses

	For the period from January
	to December of the year
Other expenses	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Depreciation and amortization expense
Depreciation of assets not in use	—	—	(138)
Subtotal	—	—	(138)
Impairment (losses) /reversals of impairment losses recognized in profit for the year
Properties, plant and equipment	(8,084)	(5,582)	(9,563)
Intangible assets other than goodwill	(520)	(478)	(1,941)
Goodwill	(33,629)	—	(140)
Non-current assets and disposal groups held for sale	—	—	—
Subtotal	(42,233)	(6,060)	(11,644)
Other expenses, by nature
Legal expenses	(6,841)	(42,254)	(69,965)
VAT and other unrecoverable taxes	(5,694)	(1,015)	(626)
Fines paid	(617)	(882)	(314)
Investment plan expenses	(727)	1	(768)
Exploration expenses	—	(284)	(5,262)
Contributions and donations	(19,096)	(9,037)	(8,793)
Other operating expenses	(763)	(1,074)	(2,102)
Subtotal	(33,738)	(54,545)	(87,830)
Total	(75,971)	(60,605)	(99,612)

21.6Other gains (losses)

	For the period from January
	to December of the year
Other (losses) income	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Sale of investments in associates	60	—	(11,830)
Adjust previous year application method of participation	—	—	(49)
Impairment of interests in associates	1,349	(2,009)	7,235
Sale of investments in joint ventures	—	—	(481)
Others	(1,292)	(629)	(188)
Total	117	(2,638)	(5,313)

21.7(Impairment) reversal of losses of financial assets

	For the period from January
	to December of the year
(Impairment) reversal of losses of financial assets	2022	2021	2020
	ThUS$	ThUS$	ThUS$
(Impairment) /reversal of losses of financial assets (See Note 12.2)	3,369	(235)	4,684
Totals	3,369	(235)	4,684

21.8Summary of expenses by nature

The following summary considers notes 21.2, 21.4 and 21.5

	For the period from January
	to December of the year
Expenses by nature	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(561,709)	(345,356)	(287,877)
Employee benefit expenses	(372,457)	(272,323)	(234,108)
Depreciation expense	(218,714)	(195,678)	(182,452)
Depreciation of right-of-use assets	(9,205)	(8,706)	(8,431)
Impairment of properties, plant and equipment, intangible and Goodwill	(42,233)	(6,060)	(11,644)
Amortization expense	(16,539)	(9,855)	(13,029)
Legal expenses	(6,841)	(42,254)	(69,965)
Investment plan expenses	(19,020)	(15,058)	(15,054)
Exploration expenses	—	(284)	(5,262)
Provision for materials, spare parts and supplies	(7,099)	(505)	640
Contractors	(201,579)	(162,677)	(147,096)
Operational leases	(75,249)	(70,584)	(60,572)
Mining concessions	(14,585)	(7,325)	(6,645)
Operational transportation	(91,130)	(76,004)	(68,730)
Freight and product transportation costs	(94,727)	(77,353)	(52,156)
Purchase of products from third parties	(473,742)	(329,464)	(260,089)
Corfo rights and other agreements	(3,272,897)	(247,604)	(74,418)
Export costs	(153,162)	(99,212)	(88,176)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,631)	(1,313)	(1,117)
Insurance	(46,334)	(25,770)	(21,135)
Consultant and advisor services	(27,235)	(17,332)	(13,880)
Variation in gross inventory	631,156	85,709	102,446
Variation in inventory provision	(27,324)	5,038	7,244
Other expenses	(88,312)	(31,736)	(29,444)
Total expenses by nature	(5,192,568)	(1,951,706)	(1,540,950)

21.9Finance expenses

	For the period from January
	to December of the year
Finance expenses	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(3,065)	(2,664)	(2,797)
Interest expense from bonds	(108,387)	(90,859)	(87,030)
Interest expense from loans	(2,098)	(1,135)	(1,598)
Reversal of capitalized interest expenses	24,708	14,206	8,462
Financial expenses for restoration and rehabilitation provisions	9,357	(1,259)	2,947
Interest on lease agreement	(1,226)	(1,587)	(1,133)
Interest and bank charges	(5,940)	(1,328)	(1,050)
Total	(86,651)	(84,626)	(82,199)

21.10Finance income

	For the period from January
	to December of the year
Finance income	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Interest from term deposits	31,122	3,635	10,260
Interest from marketable securities	10,252	68	2,147
Interest from maintenance of minimum bank balance in current account	6	2	18
Other finance income	3,318	107	259
Other finance interests	2,340	856	1,031
Total	47,038	4,668	13,715